CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Dividend to non controlling interest tax portion	¥ 840	¥ 0	¥ 1,500
Payment for acquisition, net of cash acquired	¥ 0	¥ 0	¥ 166,193